S000005553 [Member] Shareholder Fees - Nuveen Small/Mid Cap Growth Opportunities Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Maximum Account Fee	$ 15
Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Maximum Account Fee	$ 0
Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Maximum Account Fee	$ 0